2. Approval and summary of significant accounting policies applied in preparing the financial statements (Tables)	12 Months Ended
Dec. 31, 2017
Approval And Summary Of Significant Accounting Policies Applied In Preparing Financial Statements
Schedule of direct and indirect subsidiaries, jointly controlled and associate
Entity	Date of constitution	Location	Operational activity	Type of control	% equity interest
					12/31/2017	12/31/2016
Extensions:
GAC	03/23/2006	Cayman Islands	Aircraft acquisition	Direct	100.0	100.0
Gol Finance Inc.	03/16/2006	Cayman Islands	Financial funding	Direct	100.0	100.0
Gol Finance	06/21/2013	Luxembourg	Financial funding	Direct	100.0	100.0
Subsidiaries:
GLA	04/09/2007	Brazil	Flight transportation	Direct	100.0	100.0
Smiles Fidelidade	08/01/2011	Brazil	Loyalty program	Direct	52.7	53.8
Smiles Viagens (*)	08/10/2017	Brazil	Travel agency	Indirect	100.0	-
Gol Dominicana	02/28/2013	Dominican Republic	Non-operational	Direct	100.0	100.0
Jointly controlled:
SCP Trip	04/27/2012	Brazil	Flight magazine	Indirect	60.0	60.0
Associate:
Netpoints	11/08/2013	Brazil	Loyalty program	Indirect	25.4	25.4